Supplemental Financial Information (Tables)	12 Months Ended
Dec. 28, 2024
Supplemental Financial Information [Abstract]
Additional Financial Information Disclosure [Text Block]	Supplemental Financial Information
Balance Sheet

		2024	2023	2022
Accounts and notes receivable
Trade receivables		$8,487	$8,675
Other receivables		2,202	2,315
Total		10,689	10,990
Allowance, beginning of year		175	150	$147
Net amounts charged to expense (a)		228	55	21
Deductions		(36)	(26)	(12)
Translation and other		(11)	(4)	(6)
Allowance, end of year		356	175	$150
Accounts and notes receivable, net		$10,333	$10,815

Property, plant and equipment, net	Average Useful Life (Years)
Land		$1,136	$1,159
Buildings and improvements	15 - 44	11,938	11,579
Machinery and equipment, including fleet and software	5 - 15	36,990	36,006
Construction in progress		5,941	5,695
		56,005	54,439
Accumulated depreciation		(27,997)	(27,400)
Property, plant and equipment, net		$28,008	$27,039
Depreciation expense		$2,945	$2,714	$2,523

Other assets
Noncurrent notes and accounts receivable		$111	$200
Deferred marketplace spending		100	103
Pension plans (b)		1,190	1,057
Right-of-use assets (c)		3,383	2,905
Other investments (d)		1,346	1,616
Other		821	780
Total		$6,951	$6,661

Accounts payable and other current liabilities
Accounts payable (e)		$10,997	$11,635
Accrued marketplace spending		3,458	3,523
Accrued compensation and benefits		2,256	2,687
Dividends payable		1,885	1,767
Current lease liabilities		642	556
Other current liabilities		5,216	4,969
Total		$24,454	$25,137
(a)Increase primarily reflects an allowance for expected credit losses related to outstanding receivables from TBG associated with the Juice Transaction; see Note 1 for further information.
(b)See Note 7 for further information.
(c)See Note 12 for further information.
(d)Includes our investment in Celsius convertible preferred stock. See Note 9 for further information.
(e)Primarily reflects a decrease in capital expenditure payables, currency translation adjustments, as well as timing of payments.
Statement of Cash Flows

	2024	2023	2022
Interest paid (a)	$1,585	$1,401	$1,043
Income taxes paid, net of refunds (b)	$3,064	$2,532	$2,766
(a)2022 excludes the premiums paid in accordance with certain debt transactions. See Note 8 for further information.
(b)Includes tax payments of $579 million in 2024, and $309 million in each of 2023 and 2022, related to the TCJ Act.

Supplemental Non-Cash Activity

	2024	2023	2022
Debt discharged via legal defeasance	$—	$94	$—

The following table provides a reconciliation of cash and cash equivalents and restricted cash as reported within the balance sheet to the same items as reported in the cash flow statement:

	2024	2023
Cash and cash equivalents	$8,505	$9,711
Restricted cash included in other assets (a)	48	50
Total cash and cash equivalents and restricted cash	$8,553	$9,761

(a)Primarily relates to collateral posted against certain of our derivative positions.